Subsequent Events (FY) (Details) - Frederick lease agreement - Subsequent Event $ in Millions	Feb. 28, 2024 USD ($) ft² extension_option
Subsequent Event [Line Items]
Area of office space leased | ft²	19,199
Lease term	7 years
Number of options to extend lease | extension_option	1
Lease renewal term	5 years
Lease agreement, monthly base rent | $	$ 0.1